Income Taxes - Income tax reconciliation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Provision for income taxes [Abstract]
Income taxes using U.S federal statutory rate	$ (1,865)	$ (4,037)
Nondeductible interest	994	2,273
Loss on extinguishment of debt	361	236
Loss of tax benefit of federal net operating loss carryforwards		(588)
Loss of tax benefit of state net operating loss carryforwards	1,477	1,040
Loss of tax benefit of federal tax credit carryforwards	324	495
State income taxes, net of federal benefit	(1,461)	(2,355)
Foreign rate differential	664	1,166
Valuation allowance	3,512	6,323
Derivative charge	(3,674)	(4,138)
Stock option exercises and cancellations		215
Research and development costs	(316)	(636)
Other	(16)	6
Total	$ 0	$ 0